Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stock-Based Compensation
Summary of Stock Option Activity under Equity Plans

A summary of stock option activities is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(Years)	(In thousands)
Option:
Options outstanding as of December 31, 2020	597,354	5.86
Granted	—
Options outstanding as of March 31, 2021	597,354	5.86	7.05	$3,311
Options exercisable as of March 31, 2021	285,211	5.99	4.74	1,542
Options vested and expected to vest as of March 31, 2021	597,354	5.86	7.05	3,311

A summary of the stock option activities under the Company’s equity plans is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(Years)	(In thousands)
Option:
Options outstanding as of December 31, 2017, as previously reported	2,603,333	$1.13
Retroactive application of the recapitalization	5,044,795
Options outstanding as of December 31, 2017, as adjusted	7,648,128	0.39
Granted	—
Forfeited	—
Options outstanding as of December 31, 2018	7,648,128	0.39
Forfeited	(82,626)	7.18
Expired	(7,408,821)	0.19
Options outstanding as of December 31, 2019	156,681	6.21
Granted	440,673	5.74
Options outstanding as of December 31, 2020	597,354	5.86	7.3	$10,133
Options exercisable as of December 31, 2020	156,681	6.21	1.36	2,603
Options vested and expected to vest as of December 31, 2020	597,354	5.86	7.3	10,133

Summary of RSU and RSA Activity under Equity Plans

A summary of RSA and RSU activities is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
RSA:
RSAs outstanding as of December 31, 2020	4,183,624	$1.37
Forfeited	—
RSAs outstanding as of March 31, 2021	4,183,624	$1.37

RSU:
RSUs outstanding as of December 31, 2020	11,983,636	$12.43
Granted	1,372,632	$12.58
Released	(6,801,635)	$12.23
Forfeited	(533,418)	$12.23
RSUs outstanding as of March 31, 2021	6,021,215	$12.31

PRSU:
PRSUs outstanding as of December 31, 2020	1,101,683	$6.72
Granted	—
PRSUs outstanding as of March 31, 2021	1,101,683	$6.72

A summary of RSA and RSU activities under the Company’s equity plans is as follows:

		Weighted Average Grant Date Fair Value
	Shares	per Share
RSA:
RSAs outstanding as of December 31, 2017, as previously reported	1,404,557	$4.09
Retroactive application of the recapitalization	2,779,067
RSUs outstanding as of December 31, 2017, as adjusted	4,183,624	1.37
Forfeited	—
RSAs outstanding as of December 31, 2018	4,183,624	1.37
Forfeited	—
RSAs outstanding as of December 31, 2019	4,183,624	1.37
Forfeited	—
RSAs outstanding as of December 31, 2020	4,183,624	1.37

RSU:
RSUs outstanding as of December 31, 2017, as previously reported	1,670,669	$19.94
Retroactive application of the recapitalization	3,240,156
RSUs outstanding as of December 31, 2017, as adjusted	4,910,825	6.79
Granted	2,739,268	8.08
Forfeited	(1,222,706)	6.94
RSUs outstanding as of December 31, 2018	6,427,387	7.31
Granted	4,329,925	9.83
Forfeited	(1,217,505)	8.30
RSUs outstanding as of December 31, 2019	9,539,807	8.33
Granted	3,340,173	6.80
Modified	—	12.23
Forfeited	(896,344)	8.48
RSUs outstanding as of December 31, 2020	11,983,636	12.43

PRSU:
PRSUs outstanding as of December 31, 2019	—
Granted	1,101,683	$6.72
PRSUs outstanding as of December 31, 2020	1,101,683	6.72

Weighted-Average Grant Date Fair Value and Assumptions Used as Inputs for Options

The following table sets forth the weighted average grant date fair value for options and the assumptions used as inputs for the Black-Scholes option pricing model:

Year Ended December 31, 2020

Weighted average grant date fair value of options	$2.10
Expected term, in years	5.55
Expected volatility	39.82%
Risk-free interest rate	0.371%
Expected dividend yield	—

Weighted-Average Grant Date Fair Value and Assumptions Used as Inputs for PRSUs

The following table sets forth the weighted average modification date fair value for PRSUs and the assumptions used as inputs for the Monte Carlo simulation model:

Year Ended December 31, 2020

Weighted average modification date fair value of PRSUs	$6.72
Expected term, in years	2.17
Expected volatility	49.00%
Risk-free interest rate	0.15%
Expected dividend yield	0.00%

Stock-Based Compensation Expense

The following table presents stock-based compensation expense included in the Company’s consolidated statements of operations (in thousands):

	Three Months Ended March 31,
	2021	2020
Cost of revenue	$536	$—
Research and development	4,910	21
Sales and marketing	1,986	—
General and administrative	4,098	—
Total stock-based compensation expense	$11,530	$21

The following table presents stock-based compensation expense included in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2020	2019	2018
Cost of revenue	$7,417	$—	$—
Research and development	37,030	97	93
Sales and marketing	14,773	—	—
General and administrative	32,280	38	114
Total stock-based compensation expense	$91,500	$135	$207